Due to Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Related Party Transactions [Abstract]
Accretion Expense	$ 16,369	$ 48,675	$ 48,510	$ 192,320
Coupon interest on the Debenture	$ 40,805		$ 121,528